Consolidation principles and methods	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Consolidation principles and methods	Consolidation principles and methods
3.1 Basis of consolidation

Accounting policy

In accordance with IFRS 10 – Consolidated Financial Statements, an entity is consolidated when it is controlled by the Company. The Company has decision-making authority over the financial and operating policies of all its subsidiaries and holds greater than 50% of the voting rights of each subsidiary. Accordingly, each of the Company’s subsidiaries has been fully consolidated from the date on which the Company obtained control over it. A subsidiary would be deconsolidated as of the date on which the Company no longer exercises control.

All intra-Company balances, transactions, unrealized gains and losses resulting from intra-Company transactions and all intra-Company dividends are eliminated in full.

The accounting methods of the Company’s subsidiaries are aligned with those of the Company.

The consolidated financial statements are presented in euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A. The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period. The dollar to euro exchange rate used in the consolidated financial statements to convert the financial statements of the U.S. subsidiary were $1.2271 as of December 31, 2020 and an average of $1.1413 for the year ended December 31, 2020 (source: Banque de France) compared with $1.1234 and $1.1196, for 2019 and $1.1450 and $1.1815 for 2018, respectively. The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Consolidated entities

As of December 31, 2020, the Company involves one parent entity, “Nanobiotix S.A.,” and five wholly owned subsidiaries: Nanobiotix Corp., incorporated in the State of Delaware in the United States in September 2014; Nanobiotix Germany GmbH, incorporated in Germany in October 2017; Nanobiotix Spain S.L.U., incorporated in Spain in December 2017, Curadigm S.A.S., incorporated on July 3, 2019 and located in France and Curadigm Corp., a wholly-owned subsidiary of Curadigm S.A.S., incorporated in the State of Delaware on January 7, 2020 and headquartered in Boston, Massachusetts.

Accordingly, the consolidated financial statements as of and for the year ended December 31, 2020 include the operations of each of these subsidiaries from the date of their incorporation.

The consolidated financial statements as of and for the year ended December 31, 2019 include the operations of each of these subsidiaries from the date of their incorporation, excluding Curadigm Corp, which was created in 2020.
The consolidated financial statements as of and for the year ended December 31, 2018 include the operations of each of these subsidiaries from the date of their incorporation, excluding Curadigm Corp and Curadigm SAS, which were respectively created in 2020 and 2019.

3.2 Use of judgement, estimates and assumptions

The preparation of consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change. Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the fair value of financial instruments.

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., vesting terms) and market data (e.g., expected share volatility) (see Note 11).
Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes (see Note 19).

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carryforwards in the Statements of Consolidated Financial Position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision accrual is recognized accordingly. See Note 13.1 for information regarding the clinical trial accruals as of December 31, 2020 and 2019.

Revenue recognition

In order to determine the amount and timing of revenue under the contract with PharmaEngine, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company and determining the timing of satisfaction of support services provided to PharmaEngine.

See Note 15 for additional detail regarding the Company’s accounting policies for its additional sources of revenue.

Fair value of financial assets and liabilities

The fair value measurement of the loan granted by European Investment Bank (“EIB”) requires the Company to assess the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing on January 1, 2021. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to the Company’s annual sales turnover. For the purpose of measuring the fair value of the EIB loan, the Company forecasts the sales that it expects to generate during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market. (see notes 4.2 and 12 for details about this loan and the accounting treatment applied).